November 19, 2002

                   SUPPLEMENT TO THE MAY 1, 2002 PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                   (SUPERSEDES SUPPLEMENT DATED MAY 23, 2002)


MANAGEMENT

The following replaces the section entitled "Portfolio manager" for each respective portfolio:

PIONEER EUROPE VCT PORTFOLIO

Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in European securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited
(PIML).

Stefano Pregnolato is responsible for monitoring the portfolio's investments. Mr. Pregnolato is a senior vice president of Pioneer and, since 2002, has been Pioneer's director of international equity investment. He joined PIML in 1999 and has been an investment professional for more than twelve years. From 1999-2002 Mr. Pregnolato was head of the global equity team based in Dublin, Ireland. Prior to that, he was a portfolio manager with ING Group's Banque Bruxelles-Lambert from 1997 to 1998.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.


PIONEER GROWTH SHARES VCT PORTFOLIO

Day-to-day management of the portfolio is the responsibility of Eric J. Weigel. Mr. Weigel is supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Weigel and the team draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Weigel, a senior vice president, joined Pioneer in 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was head of global asset allocation and portfolio manager at Chancellor LGT Asset Management from 1994 to 1997.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises Mr. Weigel and the domestic equity team. Mr. Carey joined Pioneer as an analyst in 1979.


PIONEER INTERNATIONAL VALUE VCT PORTFOLIO

Day-to-day management of the portfolio is the responsibility of Stefano Pregnolato. Mr. Pregnolato is supported by a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in international securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and includes members from Pioneer's affiliate, Pioneer Investment Management Limited
(PIML).

Mr. Pregnolato is a senior vice president of Pioneer and, since 2002, has been Pioneer's director of international equity investment. He joined PIML in 1999 and has been an investment professional for more than twelve years. From 1999-2002 Mr. Pregnolato was head of the global equity team based in Dublin, Ireland. Prior to that, he was a portfolio manager with ING Group's Banque Bruxelles-Lambert from 1997 to 1998.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises Mr. Pregnolato and his team. Mr. Carey joined Pioneer as an analyst in 1979.


PIONEER MID CAP VALUE VCT PORTFOLIO

Day-to-day management of the portfolio is the responsibility of J. Rodman Wright, portfolio manager, and Sean Gavin, assistant portfolio manager. The portfolio managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright is a senior vice president of Pioneer. He joined Pioneer in 1994 as an analyst, was the portfolio's assistant portfolio manager from 1996 to 1997 and has been an investment professional since 1988. Mr. Gavin is a vice president and joined Pioneer in 2002 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi Management from 1998 to 2000.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the portfolio managers and the domestic equity team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.


PIONEER SMALL CAP VALUE VCT PORTFOLIO

Day-to-day management of the portfolio is the responsibility of David M.
Adams, portfolio manager, and John McPherson, assistant portfolio manager. The portfolio managers are supported by the small cap team. The team manages other Pioneer mutual funds investing primarily in small cap securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Adams is a vice president of Pioneer. He joined Pioneer in 1994 and has been an investment professional since 1992. Mr. McPherson joined Pioneer in September 2002 as an assistant portfolio manager. Prior to joining Pioneer, he was employed by Middleton & Company as an analyst on the team responsible for managing the equity portion of high net worth client portfolios. From 1997 to 2001 Mr. McPherson was an analyst with Evergreen Investment Management.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the portfolio managers and the small cap team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER SMALL COMPANY VCT PORTFOLIO

Day-to-day management of the portfolio is the responsibility of David M.
Adams, portfolio manager, and John McPherson, assistant portfolio manager. The portfolio managers are supported by the small cap team. The team manages other Pioneer mutual funds investing primarily in small cap securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Adams is a vice president of Pioneer. He joined Pioneer in 1994 and has been an investment professional since 1992. Mr. McPherson joined Pioneer in September 2002 as an assistant portfolio manager. Prior to joining Pioneer, he was employed by Middleton & Company as an analyst on the team responsible for managing the equity portion of high net worth client portfolios. From 1997 to 2001 Mr. McPherson was an analyst with Evergreen Investment Management.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the portfolio managers and the small cap team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

                                                                   12744-00-1102
                                       (c) 2002 Pioneer Funds Distributor,  Inc.
                                        Underwriter of Pioneer mutual funds

                                                               November 19, 2002

                   SUPPLEMENT TO THE MAY 1, 2002 PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                          PIONEER EUROPE VCT PORTFOLIO


Management

The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in European securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited
(PIML).

Stefano Pregnolato is responsible for monitoring the portfolio's investments. Mr. Pregnolato is a senior vice president of Pioneer and, since 2002, has been Pioneer's director of international equity investment. He joined PIML in 1999 and has been an investment professional for more than twelve years. From 1999-2002 Mr. Pregnolato was head of the global equity team based in Dublin, Ireland. Prior to that, he was a portfolio manager with ING Group's Banque Bruxelles-Lambert from 1997 to 1998.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.






                                                                   12739-00-1102
                                        (c) 2002 Pioneer Funds Distributor, Inc.
                                         Underwriter of Pioneer mutual funds

                                                               November 19, 2002

                   SUPPLEMENT TO THE MAY 1, 2002 PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                       PIONEER GROWTH SHARES VCT PORTFOLIO


Management

The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of Eric J. Weigel. Mr. Weigel is supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Weigel and the team draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Weigel, a senior vice president, joined Pioneer in 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was head of global asset allocation and portfolio manager at Chancellor LGT Asset Management from 1994 to 1997.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises Mr. Weigel and the domestic equity team. Mr. Carey joined Pioneer as an analyst in 1979.





                                                                   12740-00-1102
                                        (c) 2002 Pioneer Funds Distributor, Inc.
                                         Underwriter of Pioneer mutual funds

                                                               November 19, 2002

                   SUPPLEMENT TO THE MAY 1, 2002 PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                       PIONEER MID CAP VALUE VCT PORTFOLIO


Management

The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of J. Rodman Wright, portfolio manager, and Sean Gavin, assistant portfolio manager. The portfolio managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright is a senior vice president of Pioneer. He joined Pioneer in 1994 as an analyst, was the fund's assistant portfolio manager from 1996 to 1997 and has been an investment professional since 1988. Mr. Gavin is a vice president and joined Pioneer in 2002 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi Management from 1998 to 2000.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the portfolio managers and the domestic equity team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.






                                                                   12741-00-1102
                                        (c) 2002 Pioneer Funds Distributor, Inc.
                                          Underwriter of Pioneer mutual funds

                                                               November 19, 2002

                   SUPPLEMENT TO THE MAY 1, 2002 PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                       PIONEER SMALL COMPANY VCT PORTFOLIO
                   (SUPERSEDES SUPPLEMENT DATED MAY 23, 2002)


Management

The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of David M.
Adams, portfolio manager, and John McPherson, assistant portfolio manager. The portfolio managers are supported by the small cap team. The team manages other Pioneer mutual funds investing primarily in small cap securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Adams is a vice president of Pioneer. He joined Pioneer in 1994 and has been an investment professional since 1992. Mr. McPherson joined Pioneer in September 2002 as an assistant portfolio manager. Prior to joining Pioneer, he was employed by Middleton & Company as an analyst on the team responsible for managing the equity portion of high net worth client portfolios. From 1997 to 2001 Mr. McPherson was an analyst with Evergreen Investment Management.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the portfolio managers and the small cap team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.







                                                                   12742-00-1102
                                        (c) 2002 Pioneer Funds Distributor, Inc.
                                          Underwriter of Pioneer mutual funds

                                                               November 19, 2002

                   SUPPLEMENT TO THE MAY 1, 2002 PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                      PIONEER SMALL CAP VALUE VCT PORTFOLIO
                   (SUPERSEDES SUPPLEMENT DATED MAY 23, 2002)


Management

The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of David M.
Adams, portfolio manager, and John McPherson, assistant portfolio manager. The portfolio managers are supported by the small cap team. The team manages other Pioneer mutual funds investing primarily in small cap securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Adams is a vice president of Pioneer. He joined Pioneer in 1994 and has been an investment professional since 1992. Mr. McPherson joined Pioneer in September 2002 as an assistant portfolio manager. Prior to joining Pioneer, he was employed by Middleton & Company as an analyst on the team responsible for managing the equity portion of high net worth client portfolios. From 1997 to 2001 Mr. McPherson was an analyst with Evergreen Investment Management.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the portfolio managers and the small cap team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.



                                                                   12743-00-1102
                                             (c) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds